Loans, borrowings, cash and cash equivalents and short-term investments - Total Debt (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Loans and borrowings
Current debt	$ 988	$ 1,214
Non-current debt	15,915	11,842
Debt contracts in the international markets
Loans and borrowings
Current debt, accrued charges	134	160
Current debt	332	434
Non-current debt, accrued charges		4
Non-current debt	14,915	10,060
Debt contracts in the international markets | Other currencies
Loans and borrowings
Current debt, before accrued charges	11	14
Non-current debt, before accrued charges	91	106
Debt contracts in the international markets | Floating rate | US$
Loans and borrowings
Current debt, before accrued charges	173	113
Non-current debt, before accrued charges	7,687	2,802
Debt contracts in the international markets | Floating rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	225	225
Debt contracts in the international markets | Fixed rate | US$
Loans and borrowings
Current debt, before accrued charges	14	147
Non-current debt, before accrued charges	6,069	6,080
Debt contracts in the international markets | Fixed rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	843	843
Debt contract in Brazil
Loans and borrowings
Current debt, accrued charges	25	43
Current debt	656	780
Non-current debt, accrued charges		4
Non-current debt	1,000	1,782
Debt contract in Brazil | Floating rate | R$
Loans and borrowings
Current debt, before accrued charges	564	650
Non-current debt, before accrued charges	944	1,677
Debt contract in Brazil | Floating rate | Basket of currencies and US$
Loans and borrowings
Current debt, before accrued charges	45	44
Non-current debt, before accrued charges	33	56
Debt contract in Brazil | Fixed rate | R$
Loans and borrowings
Current debt, before accrued charges	22	43
Non-current debt, before accrued charges	$ 23	$ 45